VESSELS AND EQUIPMENT - Schedule of Movements in Vessels and Equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	$ 4,911,996
Property, plant and equipment at the end of the year	4,529,569
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the end of the year	4,458,845
Drydock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the end of the year	70,724
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	6,032,235
Additions	32,671
Transfers from Newbuildings	420,029
Disposals	(857,368)
Property, plant and equipment at the end of the year	5,627,567
Cost | Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	5,860,204
Additions	6,519
Transfers from Newbuildings	412,829
Disposals	(836,507)
Property, plant and equipment at the end of the year	5,443,045
Cost | Drydock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	172,031
Additions	26,152
Transfers from Newbuildings	7,200
Disposals	(20,861)
Property, plant and equipment at the end of the year	184,522
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(1,120,239)
Charge for the period	(147,334)
Disposals	169,575
Property, plant and equipment at the end of the year	(1,097,998)
Accumulated depreciation | Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(1,007,566)
Charge for the period	(135,798)
Disposals	159,164
Property, plant and equipment at the end of the year	(984,200)
Accumulated depreciation | Drydock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(112,673)
Charge for the period	(11,536)
Disposals	10,411
Property, plant and equipment at the end of the year	$ (113,798)